OTHER NON-CURRENT ASSETS (Details Narrative) ¥ in Thousands, $ in Thousands	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Apr. 14, 2023 USD ($)
IfrsStatementLineItems [Line Items]
Other payables	$ 10,816	¥ 77,572	¥ 80,481
Non current assets	34,784	¥ 249,487	¥ 256,533
Sale and purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Liabilities due to share holders	24,500
Other payables	10,500
Non current assets	$ 35,000
Feishang Group [Member] | Sale and purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued				$ 24,500
Top Pacific [Member] | Sale and purchase agreement [Member]
IfrsStatementLineItems [Line Items]
Promissory note issued				$ 10,500